Summary of Significant Accounting Policies and Practices (Tables)	6 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies and Practices [Abstract]
Schedule of Property Plant and Equipment Estimated Useful Lives

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Category	Depreciation method	Estimated useful lives
Computer and office equipment	Straight-line	3 years